Prepaid Expenses - Schedule of Prepaid Expenses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepayments and accrued income [abstract]
Insurance premium	R$ 33,385	R$ 24,337
Aircraft and engine leases	76,610	42,296
Guarantee commission	20,682	15,530
Other	54,834	32,093
Total prepaid expenses	185,511	114,256
Non-current	21,683	4,472
Current	R$ 163,829	R$ 109,784